Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 123	$ 10	$ 11,938,119		$ (6,300,409)	$ 5,637,843
Balance, shares at Dec. 31, 2022	1,228,846	100,000
Issuance of Class A Common Stock			56,000			56,000
Issuance of Class A Common Stock, shares	1,400
Net loss					(3,040,364)	(3,040,364)
Balance at Dec. 31, 2023	$ 123	$ 10	11,994,119		(9,340,773)	2,653,479
Balance, shares at Dec. 31, 2023	1,230,246	100,000
Issuance of Class A Common Stock	$ 1		64,148			64,149
Issuance of Class A Common Stock, shares	12,476
Net loss					(876,205)	(876,205)
Balance at Mar. 31, 2024	$ 124	$ 10	12,058,267		(10,216,978)	1,841,423
Balance, shares at Mar. 31, 2024	1,242,722	100,000
Balance at Dec. 31, 2023	$ 123	$ 10	11,994,119		(9,340,773)	2,653,479
Balance, shares at Dec. 31, 2023	1,230,246	100,000
Issuance of Class A Common Stock	$ 7		267,782			267,789
Issuance of Class A Common Stock, shares	69,951
Net loss					(2,665,869)	(2,665,869)
Balance at Dec. 31, 2024	$ 130	$ 10	12,261,901		(12,006,642)	255,399
Balance, shares at Dec. 31, 2024	1,300,197	100,000
Issuance of Class A Common Stock	$ 32		713,968			714,000
Issuance of Class A Common Stock, shares	317,548
Net loss					(1,424,886)	(1,424,886)
Issuance of warrants			5,350,000	(750,000)		4,600,000
Balance at Mar. 31, 2025	$ 162	$ 10	$ 18,325,869	$ (750,000)	$ (13,431,528)	$ 4,144,513
Balance, shares at Mar. 31, 2025	1,617,745	100,000